Equity (Loss) Earnings of Joint Ventures (Details Textual) - STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 16, 2015	Jun. 30, 2013	Apr. 05, 2013	Jun. 28, 2015	Jun. 28, 2015
Schedule Of Equity Method Investments [Line Items]
STRATTEC's percentage ownership in joint venture		51.00%	51.00%		51.00%
Outstanding borrowings under the credit facility				$ 100,000	$ 100,000
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility					488,000
Loss on Guarantee for license agreement of STRATEC Advanced Logic, LLC, proportionate share of partner					123,000
Loss on Loan from STRATTEC to STRATTEC Advanced Logic					100,000
Percentage of funding in joint venture through loans				100.00%
Percentage of losses of joint venture recognized by STRATTEC				100.00%
Westinghouse Agreement
Schedule Of Equity Method Investments [Line Items]
Guarantee liability				$ 250,000	250,000
STRATTEC's proportionate share of guarantor obligations				127,000	127,000
Loss on Guarantee for license agreement of STRATEC Advanced Logic, LLC, proportionate share of partner					$ 123,000
STRATTEC Advanced Logic Credit Facility
Schedule Of Equity Method Investments [Line Items]
Secured revolving credit facility, initiation date					Feb. 16, 2015
Secured revolving credit facility	$ 1,500,000
Interest rate on borrowings under the credit facility					LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility	1.00%
Expiry date of credit facility					Feb. 16, 2016
Outstanding borrowings under the credit facility				995,000	$ 995,000
Guarantee liability				995,000	995,000
STRATTEC's proportionate share of guarantor obligations				$ 507,000	507,000
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility					$ 488,000